Shareholder Fees (Vanguard Emerging Markets Government Bond Index Fund ETF)	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0